Note 10 - Derivatives Not Designated as Hedging Instruments by Account Type (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Interest rate contracts		$ 50,402
Interest rate contracts	358,161	202,700
Total derivative liabilities	$ 358,161	$ 253,102